Exit or Disposal Activities (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Summary of activity and remaining liabilities associated with qualified exit costs
The following tables summarize the activity and remaining liabilities associated with qualified exit costs:

(Thousands of dollars) Exit Plan	Balance at December 31, 2016	Acquired Balances	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2017
Administrative segment Acquisition-related restructuring in 2017:
Severance and related costs		$3,303	$38,739	$(36,023)	$6,019
Other qualified exit costs		1,153	8,569	(4,181)	5,541
Performance Coatings Group stores shutdown in 2017:
Severance and related costs			14		14
Other qualified exit costs			129	(8)	121
Consumer Brands Group facilities shutdown in 2016:
Severance and related costs	$907		2,910	(3,796)	21
Performance Coatings Group stores shutdown in 2016:
Severance and related costs	136			(136)
Other qualified exit costs	269		97	(255)	111
The Americas Group stores shutdown in 2015:
Other qualified exit costs	195		20	(215)
Performance Coatings Group stores shutdown in 2015:
Other qualified exit costs	433		25	(446)	12
Severance and other qualified exit costs for facilities shutdown prior to 2015	1,908			(362)	1,546
Totals	$3,848	$4,456	$50,503	$(45,422)	$13,385

(Thousands of dollars) Exit Plan	Balance at December 31, 2015	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2016
Consumer Brands Group facilities shutdown in 2016:
Severance and related costs		$1,020	$(113)	$907
Performance Coatings Group stores shutdown in 2016:
Severance and related costs		136		136
Other qualified exit costs		369	(100)	269
The Americas Group stores shutdown in 2015:
Other qualified exit costs	$12	481	(298)	195
Performance Coatings Group stores shutdown in 2015:
Severance and related costs	1,096		(1,096)
Other qualified exit costs	2,750	499	(2,816)	433
The Americas Group stores shutdown in 2014:
Other qualified exit costs	184		(81)	103
Consumer Brands Group facilities shutdown in 2014:
Severance and related costs	445		(46)	399
Other qualified exit costs	52		(39)	13
Performance Coatings Group exit of business in 2014:
Severance and related costs	430		(430)
Other qualified exit costs	353	430	(600)	183
Severance and other qualified exit costs for facilities shutdown prior to 2014	1,755	103	(648)	1,210
Totals	$7,077	$3,038	$(6,267)	$3,848

(Thousands of dollars) Exit Plan	Balance at December 31, 2014	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2015
The Americas Group stores shutdown in 2015:
Other qualified exit costs		$168	$(156)	$12
Performance Coatings Group stores shutdown in 2015:
Severance and related costs		1,341	(245)	1,096
Other qualified exit costs		6,988	(4,238)	2,750
The Americas Group stores shutdown in 2014:
Other qualified exit costs	$280	142	(238)	184
Consumer Brands Group facilities shutdown in 2014:
Severance and related costs	2,732	466	(2,753)	445
Other qualified exit costs	781	6	(735)	52
Performance Coatings Group exit of business in 2014:
Severance and related costs	104	326		430
Other qualified exit costs	1,080	324	(1,051)	353
The Americas Group facility shutdown in 2013:
Severance and related costs	654		(654)
Other qualified exit costs	1,205		(411)	794
Performance Coatings Group stores shutdown in 2013:
Severance and related costs	28		(28)
Other qualified exit costs	138		(138)
Severance and other qualified exit costs for facilities shutdown prior to 2013	1,514		(553)	961
Totals	$8,516	$9,761	$(11,200)	$7,077